Subsequent Events (Details) - USD ($)		1 Months Ended
	Jan. 09, 2018	Aug. 29, 2018	Jul. 31, 2018	Jan. 29, 2018	Jan. 30, 2018
Subsequent Events (Textual)
Description of credit agreement	The Credit Agreement was modified to extend the Commitment Termination Date from April 1, 2018 to August 31, 2018.
Mr. Heiser [Member]
Subsequent Events (Textual)
Commitment letters aggregate amounts				$ 1,000,000	$ 1,000,000
Proceeds from issuance of notes				500,000
NRNS [Member]
Subsequent Events (Textual)
Commitment letters aggregate amounts					$ 2,500,000
Proceeds from issuance of notes				$ 2,500,000
Interest rate					3.00%
Subsequent Event [Member]
Subsequent Events (Textual)
Description of credit agreement		The Credit Agreement to further extend the deadline to complete an Equity Raise to be September 30, 2018 and reduce the required amount for such raise to $15 million. and, on September 22, 2018, the Company and WE2014-1, LLC amended the Credit Agreement (the "Ninth Amendment") to reduce the required amount for such raise to $12.5 million.
Interest rate		5.00%
Percentage of converting outstanding principal notes		50.00%
Subsequent Event [Member] | Credit Agreement [Member]
Subsequent Events (Textual)
Description of credit agreement		Credit Agreement to provide that, among other things, (a) if the Company completes the Equity Raise on or before September 30, 2018, the interest rate on loans under the Credit Agreement will be reduced to a low double-digit percentage per annum beginning on February 1, 2019; and (b) certain increased advance rates established by a previous Credit Agreement amendment are extended through September 30, 2018; however, if the Equity Raise has not closed, (i) beginning on September 17, 2018, the advance rate for certain Eligible Leases (as defined in the Credit Agreement) existing prior to the date of the Eighth Amendment will be reduced by a low single-digit percentage each week and (ii) the advance rate for such Eligible Leases added to the Borrowing Base (as defined in the Credit Agreement) on or after the date of the Eighth Amendment shall be a percentage in the mid-nineties.	The Seventh Amendment amended the Credit Agreement provided that, among other things, if the Company raises at least $20 million in equity funding (the "Equity Raise") on or before August 31, 2018, the Commitment Termination Date (as defined in the Credit Agreement) will be extended to February 28, 2021.
Interest rate			11.00%
Borrower reserve amount		$ 1,000,000
Proceeds under the credit agreement		$ 1,000,000
Credit agreement borrowing base, description		Credit Agreement in an amount necessary such that the outstanding principal balance thereof is less than or equal to 95% of the Borrowing Base (as defined in the Credit Agreement).
Subsequent Event [Member] | Senior Credit Agreement [Member]
Subsequent Events (Textual)
Interest rate			5.00%